Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Financials Index ETF	Nov. 29, 2024
Fidelity MSCI Financials Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	14.03%
Past 5 years	11.73%
Past 10 years	9.84%
Fidelity MSCI Financials Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.44%
Past 5 years	11.11%
Past 10 years	9.23%
Fidelity MSCI Financials Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.62%
Past 5 years	9.24%
Past 10 years	7.91%
IXWMZ
Average Annual Return:
Past 1 year	14.14%
Past 5 years	11.83%
Past 10 years	9.95%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%